Rule 497(e)
File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Supplement to the Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated March 31, 2023

Effective April 1, 2023, Kevin P. Hourihan has been appointed Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. Accordingly, the “Trustees and Officers” table contained in the “Management of the Trust” section in each Fund’s SAI is amended to reflect the below, and any other references to Kevin Gustafson are deleted in their entirety and replaced with “Kevin P. Hourihan”:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Kevin P. Hourihan 3 Canal Plaza 3rd Floor Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2023	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	91	None

Please Keep This Supplement With Your Statement of
Additional Information For Future Reference

Appendix A

Statement of Additional Information, dated November 4, 2022, for:

Innovator Gradient Tactical Rotation Strategy ETF

Statement of Additional Information, dated November 7, 2022, for:

Innovator Equity Managed Floor ETF

Statement of Additional Information, dated February 27, 2023, for:

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Innovator Laddered Allocation Buffer ETF™

Innovator Laddered Allocation Power Buffer ETF™

Innovator Deepwater Frontier Tech ETF (formerly Innovator Loup Frontier Tech ETF)

Innovator S&P Investment Grade Preferred ETF

Statement of Additional Information, dated February 27, 2023, for:

Innovator Growth Accelerated Plus ETF™ – January

Innovator Growth Accelerated Plus ETF™ – April

Innovator Growth Accelerated Plus ETF™ – July

Innovator Growth Accelerated Plus ETF™ – October

Innovator Growth Accelerated ETF™ – Quarterly

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated ETF™ – January

Innovator U.S. Equity Accelerated ETF™ – April

Innovator U.S. Equity Accelerated ETF™ – July

Innovator U.S. Equity Accelerated ETF™ – October

Innovator U.S. Equity Accelerated ETF™ – Quarterly

Innovator U.S. Equity Accelerated Plus ETF™ – January

Innovator U.S. Equity Accelerated Plus ETF™ – April

Innovator U.S. Equity Accelerated Plus ETF™ – July

Innovator U.S. Equity Accelerated Plus ETF™ – October

Innovator Uncapped Accelerated U.S. Equity ETF

Statement of Additional Information, dated February 27, 2023, for:

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly

Innovator Defined Wealth Shield ETF

Innovator Buffer Step-Up Strategy ETF

Innovator Power Buffer Step-Up Strategy ETF

Innovator Hedged TSLA Strategy ETF

Statement of Additional Information, dated February 27, 2023, for:

Innovator Double Stacker 9 Buffer ETF™ – January

Innovator Double Stacker 9 Buffer ETF™ – October

Innovator Double Stacker ETF™ – January

Innovator Double Stacker ETF™ – October

Innovator Triple Stacker ETF™ – January

Innovator Triple Stacker ETF™ – October

Statement of Additional Information, dated February 27, 2023, for:

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – October

Statement of Additional Information, dated March 1, 2023, for:

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December